Business Combination - Air Travel Bureau Limited - Cash Flows, Intangible Assets and Goodwill (Details) - INR (₨) ₨ in Thousands		8 Months Ended	12 Months Ended
	Jul. 31, 2017	Mar. 31, 2018	Mar. 31, 2018
Changes in goodwill
Goodwill at beginning of year			₨ 653,666
Goodwill at end of year		₨ 961,186	₨ 961,186
Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets			15 years
Air Travel Bureau Limited
Business Combination
Net cash acquired with the subsidiary		156,543
Cash paid		(510,000)
Net cash flow on acquisition		(353,457)
Values and lives of intangibles recognised on acquisition:
Total Intangibles	₨ 151,543
Changes in goodwill
Goodwill at beginning of year			₨ 653,666
Acquisition of a subsidiary			307,520
Goodwill at end of year		₨ 961,186	₨ 961,186
Air Travel Bureau Limited | Customer relationships
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	15 years
Total Intangibles	₨ 134,682
Air Travel Bureau Limited | Non compete agreements
Values and lives of intangibles recognised on acquisition:
Useful life of intangible assets	3 years 6 months
Total Intangibles	₨ 16,861